FINANCE INCOME AND EXPENSES (Schedule of Financing Expenses) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Other:
Foreign currency differences | ₪			₪ (2,867)	₪ 2,708	₪ 2,222
Bank fees | ₪			499	599	449
Management fees for investment houses | ₪			112	462	300
Other | ₪					172
Total financing costs | ₪			₪ (2,256)	₪ 3,769	₪ 3,143
US Dollars [Member]
Other:
Foreign currency differences | $		$ (768)
Bank fees | $		134
Management fees for investment houses | $		32
Other | $
Total financing costs | $	[1]	$ (602)

[1]	Convenience Translation into US Dollars.